Restructuring costs	12 Months Ended
Dec. 31, 2022
Restructuring provision [abstract]
Restructuring costs
9. Restructuring costs
Restructuring costs of R363 million (2021: R107 million, 2020: R436 million) were incurred in 2022 and included voluntary separation packages. The restructuring costs mainly related to the SA gold operations and the SA PGM operations, which amounted to R330 million (2021: R69 million, 2020: R108 million) and R26 million (2021: R27 million, 2020: R310 million), respectively.